Leases	12 Months Ended
Feb. 01, 2014
Text Block [Abstract]
Leases

Note 8. Leases

We lease substantially all of our office space, retail stores and certain machinery and equipment under operating leases having remaining terms up to eleven years, excluding renewal terms. Most of our real estate leases contain covenants that require us to pay real estate taxes, insurance, and other executory costs. Certain of these leases require contingent rent payments, kick-out clauses and/or opt-out clauses, based on the operating results of the retail operations utilizing the leased premises. Rent under leases with scheduled rent changes or lease concessions are recorded on a straight-line basis over the lease term. Rent expense under all operating leases was $10,467, $7,448 and $5,567 for 2013, 2012 and 2011, respectively.

The future minimum lease payments under operating leases at February 1, 2014 were as follows (in thousands):

2014	$10,124
2015	11,258
2016	11,307
2017	11,108
2018	10,325
Thereafter	40,720

Total minimum lease payments	$94,842